14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of components of deferred income tax assets

	2017	2016

Deferred income tax assets
Non-capital loss carryforwards	$ 1,484,054	$ 1,124,301
Share issue costs	32,606	30,815
	1,516,660	1,155,116
Valuation allowance	(1,516,660)	(1,155,116)

Net deferred income tax assets	$ -	$ -